Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 58,986		$ 65,259	[1],[2]	$ 65,165
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,375	[1]	16,099	[1]	16,156	[1]
Euro [Member] | Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,000		$ 12,000		$ 12,000

[1]	) For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	) For 2011, includes King commencing on the acquisition date of January 31, 2011